Real Estate - Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Jun. 01, 2022	Mar. 17, 2021
Assets Acquired:
Buildings		$ 53,080,000	$ 23,696,536
Total assets acquired	[1]	$ 54,909,000	$ 23,696,536
Strategic Storage Trust IV, Inc.
Assets Acquired:
Land					$ 54,385,560
Buildings					257,618,228
Site improvements					12,340,848
Construction in progress					1,467,090
Intangible assets					20,052,449
Investments in real estate joint ventures					17,495,254
Cash and cash equivalents, and restricted cash					7,763,490
Other assets					4,145,394
Total assets acquired					375,268,313
Liabilities assumed:
Debt					81,165,978
Accounts payable and other liabilities					8,074,162
Total liabilities assumed					89,240,140
Total net assets acquired					$ 286,028,173
SSGT II Merger Agreement
Assets Acquired:
Land				$ 21,111,616
Buildings				201,026,974
Site improvements				6,221,128
Construction in progress				252,925
Intangible assets	[2]			15,688,002
Investments in real estate joint ventures				7,394,539
Cash and cash equivalents, and restricted cash				10,759,283
Other assets				847,359
Total assets acquired				263,301,826
Liabilities assumed:
Total liabilities assumed	[3]			2,143,313
Total net assets acquired				$ 261,158,513

[1]	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
[2]	Approximately $8.0 million of the intangible assets acquired related to the intrinsic value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger and acquired on July 13, 2023. The remainder of the intangible asset relates to value ascribed to the in-place leases on the properties acquired.
[3]	Liabilities assumed represents accounts payable and other liabilities.